Shareholder Report, Line Graph (Details) - USD ($)																	12 Months Ended
	Aug. 31, 2025	Aug. 01, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Dec. 29, 2020	Aug. 31, 2020	Dec. 31, 2019	Dec. 13, 2019	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value				$ 11,502			$ 10,026		$ 9,656		$ 10,961			$ 10,050	$ 9,600		$ 12,263
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value				11,570			10,158		9,856		11,276			10,417	10,000		$ 12,250
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value				11,753			10,281		9,946		11,335			10,438	10,000		$ 12,485
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value				11,896			10,378		10,014		11,383			10,459	10,000		$ 12,666
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value				12,029			10,467		10,071		11,419			10,469	10,000		$ 12,835
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value				12,106			10,524		10,105		11,453			10,480	10,000		$ 12,943
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value				12,169			10,569		10,150		11,478			10,490	10,000		$ 13,034
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value				12,106			10,524		10,105		11,453			10,480	10,000		$ 12,942
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value				12,811			10,837		10,189		11,696			9,924	9,425		$ 13,816
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value				13,135			11,194		10,602		12,257			10,477	10,000		$ 14,056
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value				13,345			11,333		10,700		12,326			10,498	10,000		$ 14,335
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value				13,505			11,446		10,767		12,381			10,518	10,000		$ 14,541
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value				13,644			11,542		10,833		12,422			10,529	10,000		$ 14,742
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value				13,744			11,598		10,876		12,450			10,539	10,000		$ 14,867
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value				13,805			11,650		10,902		12,467			10,550	10,000		$ 14,948
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value				13,482			11,599		10,876		12,450			10,539	10,000		$ 14,866
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value				13,909			11,392		10,431		12,086			9,933	9,425		$ 15,341
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value				14,265			11,777		10,859		12,665			10,487	10,000		$ 15,611
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value				14,491			11,910		10,952		12,734			10,507	10,000		$ 15,911
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value				14,660			12,028		11,020		12,790			10,528	10,000		$ 16,132
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value				14,810			12,120		11,090		12,833			10,539	10,000		$ 16,355
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value				14,920			12,190		11,133		12,862			10,549	10,000		$ 16,492
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value				14,998			12,244		11,170		12,889			10,560	10,000		$ 16,595
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value				14,922			12,192		11,135		12,862			10,549	10,000		$ 16,501
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value				14,549			11,714		10,563		12,350			9,924	9,425		$ 16,278
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value				14,904			12,103		10,991		12,949			10,477	10,000		$ 16,538
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value				15,137			12,242		11,084		13,020			10,498	10,000		$ 16,870
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value				15,316			12,364		11,164		13,066			10,518	10,000		$ 17,108
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value				15,484			12,457		11,221		13,119			10,250	10,000		$ 17,331
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value				15,585			12,529		11,266		13,149			10,539	10,000		$ 17,472
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value				15,664			12,583		11,303		13,176			10,550	10,000		$ 17,594
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value				15,590			12,529		11,266		13,149			10,539	10,000		$ 17,473
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value				14,932			11,909		10,628		12,509			9,924	9,425		$ 16,865
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value				15,310			12,297		11,064		13,113			10,477	10,000		$ 17,156
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value				15,566			12,445		11,152		13,183			10,498	10,000		$ 17,498
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value				15,748			12,567		11,233		13,240			10,518	10,000		$ 17,746
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value				15,918			12,664		11,302		13,284			10,529	10,000		$ 17,985
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value				16,023			12,734		11,346		13,313			10,539	10,000		$ 18,135
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value				16,106			12,778		11,373		13,341			10,550	10,000		$ 18,246
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value				16,030			12,736		11,336		13,313			10,539	10,000		$ 18,134
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value				15,375			12,145		10,751		12,701			9,971	9,425		$ 17,461
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value				15,760			12,548		11,186		13,317			10,526	10,000		$ 17,756
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value				16,007			12,704		11,282		13,389			10,547	10,000		$ 18,107
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value				16,195			12,816		11,363		13,446			10,568	10,000		$ 18,361
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value				16,372			12,925		11,421		13,489			10,579	10,000		$ 18,611
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value				16,491			12,998		11,466		13,520			10,589	10,000		$ 18,761
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value				16,572			13,054		11,504		13,547			10,600	10,000		$ 18,874
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value				16,491			12,999		11,466		13,520			10,589	10,000		$ 18,762
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value				15,780			12,393		10,845		12,865			9,999	9,425		$ 18,016
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value				16,185			12,793		11,292		13,488			10,556	10,000		$ 18,331
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value				16,439			12,953		11,388		13,560			10,577	10,000		$ 18,686
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value				16,628			13,079		11,469		13,618			10,598	10,000		$ 18,957
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value				16,810			13,187		11,528		13,663			10,609	10,000		$ 19,211
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value				16,931			13,252		11,574		13,693			10,619	10,000		$ 19,369
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value				17,015			13,310		11,612		13,721			10,630	10,000		$ 19,484
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value				16,931			13,252		11,574		13,693			10,619	10,000		$ 19,370
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value				16,137			12,591		10,924		12,991			10,027		$ 9,425	$ 18,510
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value				16,532			12,996		11,369		13,612			10,586	10,000		$ 18,840
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value				16,796			13,153		11,464		13,683			10,607	10,000		$ 19,208
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value				16,993			13,278		11,547		13,741			10,628	10,000		$ 19,466
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value				17,173			13,389		11,607		13,786			10,639	10,000		$ 19,723
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value				17,298			13,464		11,650		13,816			10,649	10,000		$ 19,891
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value				17,389			13,511		11,691		13,844			10,660	10,000		$ 20,012
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value				17,301			13,465		11,664		13,817			10,649	10,000		$ 19,891
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A (with sales charge)
Accumulated Value			$ 14,597	13,992	$ 12,451		10,877	$ 9,764	9,412	$ 10,500	11,197	$ 9,745	$ 9,425				$ 16,109
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C (with sales charge)
Accumulated Value			15,001	14,439		$ 12,897	11,306	10,193	9,870	11,046	11,820	10,320	10,000				$ 16,503
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value			15,229	14,625		13,043	11,417	10,279	9,923	11,092	11,850	10,330	10,000				$ 16,773
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value			15,395	14,772		13,150	11,499	10,324	9,967	11,128	11,870	10,330	10,000				$ 16,971
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value			15,549	14,902		13,254	11,568	10,387	10,012	11,155	11,890	10,340	10,000				$ 17,180
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value			15,643	14,990		13,314	11,613	10,418	10,037	11,181	11,900	10,340	10,000				$ 17,294
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value			15,707	15,034	13,353		11,636	10,439	10,046	11,191	11,910	10,340	10,000				$ 17,364
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value			15,648	14,982	13,317		11,616	10,421	10,029	11,174	11,900	10,340	10,000				$ 17,299
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A
Accumulated Value	$ 9,802	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C
Accumulated Value	10,400	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value	10,410	10,000
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value	10,410	10,000
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value	10,410	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value	10,410	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value	10,410	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Y
Accumulated Value	10,410	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				17,881			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,541	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939		10,000	$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value			16,740	15,793	14,243		12,520	11,075	10,910	12,048	12,581	10,729	10,000				$ 18,295
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value			16,740	15,793		14,243	12,520	11,075	10,910	12,048	12,581	10,729	10,000				$ 18,295
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value			16,740	15,793		14,243	12,520	11,075	10,910	12,048	12,581	10,729	10,000				$ 18,295
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value			16,740	15,793		14,243	12,520	11,075	10,910	12,048	12,581	10,729	10,000				$ 18,295
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value			16,740	15,793		14,243	12,520	11,075	10,910	12,048	12,581	10,729	10,000				$ 18,295
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value			16,740	15,793		14,243	12,520	11,075	10,910	12,048	12,581	10,729	10,000				$ 18,295
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value			16,740	15,793	14,243		12,520	11,075	10,910	12,048	12,581	10,729	10,000				$ 18,295
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value			16,740	15,793	14,243		12,520	11,075	10,910	12,048	12,581	10,729	10,000				$ 18,295
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value	10,402	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value	10,402	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value	10,402	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value	10,402	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value	10,402	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value	10,402	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value	10,402	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value	10,402	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To Retirement Income Index
Accumulated Value				12,083			10,819		10,331		11,500			10,502	10,000		$ 12,929
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To Retirement Income Index
Accumulated Value				12,083			10,819		10,331		11,500			10,502	10,000		$ 12,929
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To Retirement Income Index
Accumulated Value				12,083			10,819		10,331		11,500			10,502	10,000		$ 12,929
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To Retirement Income Index
Accumulated Value				12,083			10,819		10,331		11,500			10,502	10,000		$ 12,929
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To Retirement Income Index
Accumulated Value				12,083			10,819		10,331		11,500			10,502	10,000		$ 12,929
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To Retirement Income Index
Accumulated Value				12,083			10,819		10,331		11,500			10,502	10,000		$ 12,929
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To Retirement Income Index
Accumulated Value				12,083			10,819		10,331		11,500			10,502	10,000		$ 12,929
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 3000 Index
Accumulated Value				18,270			14,484		12,621		14,554			10,939	10,000		$ 21,164
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To Retirement Income Index
Accumulated Value				12,083			10,819		10,331		11,500			10,502	10,000		$ 12,929
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2030 Index
Accumulated Value				13,503			11,724		10,832		12,288			10,374	10,000		$ 14,705
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2030 Index
Accumulated Value				13,503			11,724		10,832		12,288			10,374	10,000		$ 14,705
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2030 Index
Accumulated Value				13,503			11,724		10,832		12,288			10,374	10,000		$ 14,705
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2030 Index
Accumulated Value				13,503			11,724		10,832		12,288			10,374	10,000		$ 14,705
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2030 Index
Accumulated Value				13,503			11,724		10,832		12,288			10,374	10,000		$ 14,705
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2030 Index
Accumulated Value				13,503			11,724		10,832		12,288			10,374	10,000		$ 14,705
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2030 Index
Accumulated Value				13,503			11,724		10,832		12,288			10,374	10,000		$ 14,705
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				9,873			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2030 Index
Accumulated Value				13,270			11,724		10,832		12,288			10,374	10,000		$ 14,705
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2035 Index
Accumulated Value				14,126			12,072		10,985		12,581			10,325	10,000		$ 15,557
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2035 Index
Accumulated Value				14,126			12,072		10,985		12,581			10,325	10,000		$ 15,557
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2035 Index
Accumulated Value				14,126			12,072		10,985		12,581			10,325	10,000		$ 15,557
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2035 Index
Accumulated Value				14,126			12,072		10,985		12,581			10,325	10,000		$ 15,557
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2035 Index
Accumulated Value				14,126			12,072		10,985		12,581			10,325	10,000		$ 15,557
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2035 Index
Accumulated Value				14,126			12,072		10,985		12,581			10,325	10,000		$ 15,557
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2035 Index
Accumulated Value				14,126			12,072		10,985		12,581			10,325	10,000		$ 15,557
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2035 Index
Accumulated Value				14,126			12,072		10,985		12,581			10,325	10,000		$ 15,557
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2040 Index
Accumulated Value				14,588			12,309		11,053		12,740			10,230	10,000		$ 16,230
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2040 Index
Accumulated Value				14,588			12,309		11,053		12,740			10,230	10,000		$ 16,230
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2040 Index
Accumulated Value				14,588			12,309		11,053		12,740			10,230	10,000		$ 16,230
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2040 Index
Accumulated Value				14,588			12,309		11,053		12,740			10,230	10,000		$ 16,230
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,679	10,000		$ 10,329
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2040 Index
Accumulated Value				14,588			12,309		11,053		12,740			9,978	10,000		$ 16,230
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2040 Index
Accumulated Value				14,588			12,309		11,053		12,740			10,230	10,000		$ 16,230
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2040 Index
Accumulated Value				14,588			12,309		11,053		12,740			10,230	10,000		$ 16,230
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2040 Index
Accumulated Value				14,588			12,309		11,053		12,740			10,230	10,000		$ 16,230
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2045 Index
Accumulated Value				14,984			12,509		11,104		12,872			10,177	10,000		$ 16,807
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2045 Index
Accumulated Value				14,984			12,509		11,104		12,872			10,177	10,000		$ 16,807
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2045 Index
Accumulated Value				14,984			12,509		11,104		12,872			10,177	10,000		$ 16,807
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2045 Index
Accumulated Value				14,984			12,509		11,104		12,872			10,177	10,000		$ 16,807
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2045 Index
Accumulated Value				14,984			12,509		11,104		12,872			10,177	10,000		$ 16,807
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2045 Index
Accumulated Value				14,984			12,509		11,104		12,872			10,177	10,000		$ 16,807
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2045 Index
Accumulated Value				14,984			12,509		11,104		12,872			10,177	10,000		$ 16,807
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2045 Index
Accumulated Value				14,984			12,509		11,104		12,872			10,177	10,000		$ 16,807
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2050 Index
Accumulated Value				15,288			12,665		11,189		12,997			10,199	10,000		$ 17,215
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2050 Index
Accumulated Value				15,288			12,665		11,189		12,997			10,199	10,000		$ 17,215
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2050 Index
Accumulated Value				15,288			12,665		11,189		12,997			10,199	10,000		$ 17,215
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2050 Index
Accumulated Value				15,288			12,665		11,189		12,997			10,199	10,000		$ 17,215
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2050 Index
Accumulated Value				15,288			12,665		11,189		12,997			10,199	10,000		$ 17,215
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2050 Index
Accumulated Value				15,288			12,665		11,189		12,997			10,199	10,000		$ 17,215
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2050 Index
Accumulated Value				15,288			12,665		11,189		12,997			10,199	10,000		$ 17,215
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2050 Index
Accumulated Value				15,288			12,665		11,189		12,997			10,199	10,000		$ 17,215
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2055 Index
Accumulated Value				15,293			12,663		11,180		12,997			10,157	10,000		$ 17,279
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2055 Index
Accumulated Value				15,293			12,663		11,180		12,997			10,157	10,000		$ 17,279
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2055 Index
Accumulated Value				15,293			12,663		11,180		12,997			10,157	10,000		$ 17,279
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2055 Index
Accumulated Value				15,293			12,663		11,180		12,997			10,157	10,000		$ 17,279
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2055 Index
Accumulated Value				15,293			12,663		11,180		12,997			10,157	10,000		$ 17,279
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2055 Index
Accumulated Value				15,293			12,663		11,180		12,997			10,157	10,000		$ 17,279
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2055 Index
Accumulated Value				15,293			12,663		11,180		12,997			10,157	10,000		$ 17,279
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2055 Index
Accumulated Value				15,293			12,663		11,180		12,997			10,157	10,000		$ 17,279
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685		10,000	$ 10,329
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2060 Index
Accumulated Value				15,429			12,767		11,255		13,092			10,214		$ 10,000	$ 17,446
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2060 Index
Accumulated Value				15,429			12,767		11,255		13,092			10,214	10,000		$ 17,446
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2060 Index
Accumulated Value				15,429			12,767		11,255		13,092			10,214	10,000		$ 17,446
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2060 Index
Accumulated Value				15,429			12,767		11,255		13,092			10,214	10,000		$ 17,446
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2060 Index
Accumulated Value				15,429			12,767		11,255		13,092			10,214	10,000		$ 17,446
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2060 Index
Accumulated Value				15,429			12,767		11,255		13,092			10,214	10,000		$ 17,446
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2060 Index
Accumulated Value				15,429			12,767		11,255		13,092			10,214	10,000		$ 17,446
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value				10,015			9,334		9,447		10,676			10,685	10,000		$ 10,329
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2060 Index
Accumulated Value				15,429			12,767		11,255		13,092			$ 10,214	$ 10,000		$ 17,446
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value			9,415	9,329	8,898		8,694	8,612	8,799	9,539	9,944	9,798	10,000				$ 9,621
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value			14,570	14,195	12,921		11,704	10,821	10,379	11,530	12,054	10,726	10,000				$ 16,093
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value			9,415	9,329		8,898	8,694	8,612	8,799	9,539	9,944	9,798	10,000				$ 9,621
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value			14,570	14,195		12,921	11,704	10,821	10,379	11,530	12,054	10,726	10,000				$ 16,093
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value			9,415	9,329		8,898	8,694	8,612	8,799	9,539	9,944	9,798	10,000				$ 9,621
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value			14,570	14,195		12,921	11,704	10,821	10,379	11,530	12,054	10,726	10,000				$ 16,093
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value			9,415	9,329		8,898	8,694	8,612	8,799	9,539	9,944	9,798	10,000				$ 9,621
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value			14,570	14,195		12,921	11,704	10,821	10,379	11,530	12,054	10,726	10,000				$ 16,093
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value			9,415	9,329		8,898	8,694	8,612	8,799	9,539	9,944	9,798	10,000				$ 9,621
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value			14,570	14,195		12,921	11,704	10,821	10,379	11,530	12,054	10,726	10,000				$ 16,093
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value			9,415	9,329		8,898	8,694	8,612	8,799	9,539	9,944	9,798	10,000				$ 9,621
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value			14,570	14,195		$ 12,921	11,704	10,821	10,379	11,530	12,054	10,726	10,000				$ 16,093
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value			9,415	9,329	8,898		8,694	8,612	8,799	9,539	9,944	9,798	10,000				$ 9,621
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value			14,570	14,195	12,921		11,704	10,821	10,379	11,530	12,054	10,726	10,000				$ 16,093
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value			9,415	9,329	8,898		8,694	8,612	8,799	9,539	9,944	9,798	10,000				$ 9,621
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value			$ 14,570	$ 14,195	$ 12,921		$ 11,704	$ 10,821	$ 10,379	$ 11,530	$ 12,054	$ 10,726	$ 10,000				$ 16,093
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value	10,038	10,000
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value	10,383	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value	10,038	10,000
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value	10,383	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value	10,038	10,000
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value	10,383	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value	10,038	10,000
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value	10,383	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value	10,038	10,000
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value	10,383	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value	10,038	10,000
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value	10,383	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value	10,038	10,000
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value	10,383	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg U.S. Aggregate Index
Accumulated Value	10,038	10,000
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date To 2065+ Index
Accumulated Value	$ 10,383	$ 10,000